Property and Equipment, Net (Details) - Schedule of Property and Equipment - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	$ 2,346,294	$ 2,342,954	$ 3,807,035
Less: accumulated depreciation	(2,312,455)	(2,294,532)	(430,608)
Property and equipment, net	$ 33,839	48,422	3,376,427
Office Equipment [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, gross		250,661	245,747
Robot assets [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, gross		$ 2,092,293	$ 3,561,288